Goodwill - Cash-generating units (Details)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Impairment
Cash flow projection period based on strategic plan	5 years
Additional simplified transition period	5 years
Growth rate for terminal value		2.00%		1.50%
OAI/Evotec International Execute
Impairment
Pre-tax discount rate	8.19%		9.16%
Growth rate for terminal value	2.00%		1.50%
OAI/Evotec International Innovate
Impairment
Pre-tax discount rate	11.51%		11.37%
Growth rate for terminal value	2.00%		1.50%
Evotec (US) Execute
Impairment
Pre-tax discount rate	7.87%		9.78%
Growth rate for terminal value	2.00%		1.50%
Aptuit Execute
Impairment
Pre-tax discount rate	9.83%		11.27%
Growth rate for terminal value	2.00%		1.50%
Just Execute
Impairment
Pre-tax discount rate	9.22%		9.60%
Growth rate for terminal value	2.00%		1.50%